Fair Value Measurements - Schedule of Fair Value and NAV (Details) - EBP 001 - USD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	$ 13,259,686	$ 12,386,612
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	1,265,702	1,216,082
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
NAV Practical Expedient
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	11,993,984	11,170,530
Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	11,993,984	11,170,530
Collective trusts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Collective trusts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Collective trusts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Collective trusts | NAV Practical Expedient
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	11,993,984	11,170,530
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	43,948	22,390
Registered investment companies | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	43,948	22,390
Registered investment companies | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Registered investment companies | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Registered investment companies | NAV Practical Expedient
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	441,914	468,345
Medtronic plc Stock Fund and Medtronic ESOP Fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	441,914	468,345
Medtronic plc Stock Fund and Medtronic ESOP Fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Medtronic plc Stock Fund and Medtronic ESOP Fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Medtronic plc Stock Fund and Medtronic ESOP Fund | NAV Practical Expedient
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	779,840	725,347
Self-directed brokerage account | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	779,840	725,347
Self-directed brokerage account | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Self-directed brokerage account | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Self-directed brokerage account | NAV Practical Expedient
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	$ 0	$ 0